UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006
Check here if Amendment [ ]; Amendment Number:  1
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      MACQUARIE FUND ADVISER, LLC
Address:   125 WEST 55TH STREET
           NEW YORK, NY 10019

Form 13F File Number: 28-11525

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    CAROLYN A. MILLER, ESQ.
Title:   CHIEF COMPLIANCE OFFICER
Phone:   (212) 231-1000

Signature, Place, and Date of Signing:

/s/ Carolyn A. Miller               NEW YORK, NY                   2/20/07
 [Signature]                       [City, State]                   [Date]

The Form 13F for Macquarie Fund Adviser (CIK# 0001313281) for the period ending December 31, 2006 was timely filed on February 14th. However, the filing service erroneously made the Form 13F filing under Carolyn A. Miller's CIK number and not the CIK number for Macquarie Fund Adviser, LLC. The filing service subsequently filed the Form 13F for Macquarie Fund Adviser under the correct CIK number on February 16th:

Macquarie Fund Adviser:    CIK #0001313281
Form 13F File Number:      28-11525
Accession Number for Form 13F filing for period ending 12/31/06:
0001169232-07-000907

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:               0

Form 13F Information Table Entry Total:          13

Form 13F Information Table Value Total:    199,152
                                          (thousands)

List of Other Included Managers:        NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

Macquarie Fund Adviser, LLC                      Period Ending December 31, 2006

                           FORM 13F INFORMATION TABLE

                         TITLE OF                   VALUE   SHARES/ SH/     PUT/      INVSTMT        OTHER     VOTING AUTHORITY
    NAME OF ISSUER        CLASS            CUSIP   (x$1000) PRN AMT PRN     CALL      DSCRETN       MANAGERS  SOLE  SHARED   NONE
-----------------------  --------        --------- -------- ------- ---     ----      -------      ---------  ----  ------   -----
Ameren Corp              COMMON          023608102   12,901                240,100  Shared - Other                    Shared
AmeriGas Partners LP     COMMON          030975106   34,345              1,055,800  Shared - Other                    Shared
Consolidated Edison      COMMON          209115104 1,668.03                 34,700  Shared - Other                    Shared
Enbridge Energy
 Partners                COMMON          29250R106   42,409                858,650  Shared - Other                     Shared
Energy Transfer
 Partners LP             UNIT LTD PRTN   29273R109    9,251                171,000  Shared - Other                    Shared
Energy Transfer
 Equity LP               COM UT LTD PTN  29273V100      440                 14,000            Sole            sole
Enterprise GP Holdings
 LP                      UNIT LP INT     293716106      525                 14,200            Sole            sole
Enterprise Products
 Partners LP             COMMON          293792107   10,375                358,000  Shared - Other                     shared
Exelon Corp              COMMON          30161N101      309                  5,000            Sole            sole
Kinder Morgan Energy
 Partners LP             COMMON          494550106   39,707                828,950  Shared - Other                     shared
Magellan Midstream
 Holdings LP             COM LP INTS     55907R108      401                 18,000            Sole            sole
Magellan Midstream
 Partners LP             COM UNIT LP RP  559080106   46,442              1,203,150  Shared - Other                     shared
TXU Corp                 COMMON          873168108      379                  7,000            Sole            sole
                                                    199,152